TAXATION - Taxation attributable to the Group (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current taxation:
UK corporation tax	$ 27	$ 23	$ 23
Overseas tax	131	177	261
Current income tax charge	158	200	284
Adjustments in respect of prior periods	(33)	(60)	(53)
Total current taxation	125	140	231
Deferred taxation:
Origination and reversal of temporary differences	(3)	32	24
Changes in tax rates	1	(49)
Adjustments to estimated amounts arising in prior periods	(5)	(11)	23
Total deferred taxation	(7)	(28)	47
Total taxation as per the income statement	118	112	278
Taxation in other comprehensive income	1	9	(10)
Taxation in equity	(1)	3	(2)
Taxation attributable to the Group	113	124	266
Net prior period adjustment benefit	38	71	30
Impact of US Tax Reform		32
Taxation on excluded items	(51)	(26)	$ 48
Taxation on excluded items, including US tax reform	$ (51)	$ (58)